Financial instruments - Summary of the Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Commitment subject to possible redemption
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	$ 234,145	$ 0
Gross obligation under put option
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	73,428	0
Client funds payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	23,639	78,163
Consideration payable on acquisition
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	18,157	16,437
Carried interest allocation
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	12,450	11,582
Suppliers
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	3,256	7,223
Derivative financial instruments - Warrants
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss	1,011	0
Investment fund participating shares in Patria Brazil Real Estate Fund II, L.P., and PBPE Fund III (Ontario), L.P
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss	262	796
Derivative financial instruments – forward exchange contracts
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss	42	0
Contingent consideration payable on acquisition
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss	21,963	25,775
Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	131,659	108,115
Client funds on deposit
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	23,639	78,163
Project advances
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	6,640	3,935
Deposit/guarantee on lease agreement
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	1,782	3,043
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	26,519	15,264
Short term investments
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	285,855	151,866
Long-term investments
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	11,017	18,278
Long-term investments - Patria Growth Capital Fund I Fundo de Investimento em Participações Multiestratégia
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	14,777	0
Long-term investments – KMP Growth Fund II
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	9,463	0
Derivative financial instruments – VBI call option
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	$ 6,322	$ 0